Note 5 - Discontinued Operations and Assets Held for Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule Of Components Of Loss From Discontinued Operations [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	201 6	201 5	201 6	201 5
Revenues	$-	$826,226	$553,302	$1,613,854
Operating expenses:
Infrastructure and access	-	3,662,021	2,523,222	7,359,177
Depreciation	-	1,015,859	638,681	2,047,369
Network operations	9,364	195,640	192,947	391,034
Customer support services	-	106,134	69,804	188,446
Sales and marketing	-	43,299	246	86,911
General and administrative	58,212	-	105,545	-
Total operating expenses	67,576	5,022,953	3,530,445	10,072,937
Net operating loss	(67,576)	(4,196,727)	(2,977,143)	(8,459,083)
Gain on sale of assets	-	-	1,177,742	-
Net Loss	$(67,576)	$(4,196,727)	$(1,799,401)	$(8,459,083)

	Year Ended December 31,
	2015	2014	2013
Revenues	$3,370,181	$3,099,972	$1,540,700
Operating expenses:
Cost of revenues	17,751,033	14,220,122	11,980,097
Depreciation and amortization	4,032,219	3,957,784	3,508,647
Customer support services	710,368	683,208	784,780
Sales and marketing	145,954	229,013	301,578
General and administrative	2,008,211	568,985	668,626
Total operating expenses	24,647,785	19,659,112	17,243,728
Loss from discontinued operations	$(21,277,604)	$(16,559,140)	$(15,703,028)

Discontinued Operation, Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	June 30, 2016	December 31, 2015
Assets:
Accounts receivable, net	$6,072	$715,993
Prepaid expenses and other current assets	231,978	278,891
Deferred acquisitions costs	-	253,685
Total Current Assets	$238,050	$1,248,569

Liabilities:
Accounts payable	$628,522	$556,800
Accrued expenses	-	66,101
Accrued expenses - leases	2,378,658	3,284,467
Total Current Liabilities	$3,007,180	$3,907,368

	As of December 31,
	2015	2014
Assets:
Accounts receivable, net	$715,993	$723,569
Prepaid expenses and other current assets	278,891	612,570
Deferred acquisitions costs	253,685	-
Total Current Assets	$1,248,569	$1,336,139

Long-Term Assets:
Property and equipment	-	3,233,486
Deferred acquisitions costs	-	879,518
Security deposits	-	58,414
Total Long Term Assets	$-	$4,171,418

Liabilities:
Accounts payable	$556,800	$114,042
Accrued expenses	66,101	82,819
Accrued expenses - network	3,284,467	-
Total C urrent Liabilities	$3,907,368	$196,861

Disclosure of Assets Held-for-sale [Table Text Block]
	As of December 31,
	2015	2014
Security deposits	$356,108	$350,418
Wi-Fi and back-end equipment, net	4,958,999	7,524,823
Current assets held for sale	$5,315,107	$7,875,241